UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended     DECEMBER 31, 2004
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             DRAKE CAPITAL MANAGEMENT, LLC
                  ------------------------------
Address:          660 MADISON AVENUE, 16TH FLOOR
                  ------------------------------
                  NEW YORK, NY 10021
                  ------------------------------


Form 13F File Number:  028-10670
                     ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             STACEY L. FELLER
                  -----------------------------
Title:            CHIEF FINANCIAL OFFICER
                  -----------------------------
Phone:            (212) 756-1211
                  -----------------------------

Signature, Place, and Date of Signing:


 /s/ Stacey L. Feller                New York, NY            February 11, 2005
--------------------------       ----------------------    ---------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                         ----------------
Form 13F Information Table Entry Total:            53
                                         ----------------

Form 13F Information Table Value Total:    $  650,686
                                         ----------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

         NONE

                                                FORM 13F INFORMATION TABLE

        COLUMN 1      COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  ---------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE        SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AES CORPORATION        BOND        00130HAN5    1,709   1,700,000   PRN          SOLE                      1,700,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
AGILENT
  TECHNOLOGIES INC     BOND        00846UAB7   26,245  26,000,000   PRN          SOLE                     26,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HOLDINGS INC   BOND        00949PAB4   23,895  18,000,000   PRN          SOLE                     18,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
ALZA CORPORATION       BOND        02261WAB5   26,216  30,000,000   PRN          SOLE                     30,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC   BOND        031652AN0      980   1,000,000   PRN          SOLE                      1,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
ARRIS GROUP INC        BOND        04269QAB6   30,512  20,000,000   PRN          SOLE                     20,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
ARTESYN
  TECHNOLOGIES INC     BOND        043127AB5   14,864   9,010,000   PRN          SOLE                      9,010,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP        BOND        125896AW0    2,513   2,500,000   PRN          SOLE                      2,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
CSG SYSTEMS
  INTERNATIONAL INCE   BOND        126349AB5    2,031   2,000,000   PRN          SOLE                      2,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
CABLE DESIGN
  TECHNOLOGIES COMPANY BOND        126924AB5   24,586  17,000,000   PRN          SOLE                     17,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
CHARTER
  COMMUNICATIONS INC   BOND        16117MAC1    3,500   3,500,000   PRN          SOLE                      3,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
CHURCH & DWIGHT INC    BOND        171340AC6   13,353  10,215,000   PRN          SOLE                     10,215,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOCIATES
  INTERNATIONAL INC    BOND        204912AR0   16,191  12,500,000   PRN          SOLE                     12,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
DECODE GENETICS INC    BOND        243586AB0    2,740   3,000,000   PRN          SOLE                      3,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIRLINES INC     BOND        247361YP7    1,659   2,500,000   PRN          SOLE                      2,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
DUPONT PHOTOMASKS INC  BOND        26613XAE1    5,222   5,000,000   PRN          SOLE                      5,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC            BOND        29444UAE6    5,635   4,500,000   PRN          SOLE                      4,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEEN RES INC     BOND        299900AB6   12,402   7,500,000   PRN          SOLE                      7,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
FAIRCHILD
  SEMICONDUCTOR CORP   BOND        303727AJ0    7,551   7,500,000   PRN          SOLE                      7,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
GREY GLOBAL GROUP INC  BOND        39787MAB4   14,909  11,500,000   PRN          SOLE                     11,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
GUITAR CTR MGMT INC    BOND        402040AC3   24,332  15,000,000   PRN          SOLE                     15,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME
  TECHNOLOGIES INC     BOND        459902AL6   35,587  46,598,000   PRN          SOLE                     46,598,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
  RECTIFIER CORP       BOND        460254AE5   11,459  11,500,000   PRN          SOLE                     11,500,000   0       0
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LABOR READY INC        BOND        505401AB5   42,572  17,970,000   PRN          SOLE                     17,970,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP            BOND        526057AF1   38,428  47,500,000   PRN          SOLE                     47,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
LIFEPOINT
  HOSPITALS INC        BOND        53219LAE9   12,588  12,500,000   PRN          SOLE                     12,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
MAGMA DESIGN
  AUTOMATION           BOND        559181AB8    1,740   2,000,000   PRN          SOLE                      2,000,000   0       0
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MEMBERWORKS INC        BOND        586002AB3    7,595   6,560,000   PRN          SOLE                      6,560,000   0       0
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MILLENNIUM
  PHARMACEUTICALS INC  BOND        599902AB9    7,926   7,811,000   PRN          SOLE                      7,811,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL
  COMMUNICATIONS INC   BOND        65332VAY9    2,508   2,450,000   PRN          SOLE                      2,450,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
PRG-SCHULTZ
  INTERNATIONAL INC    BOND        69357CAA5    4,292   4,500,000   PRN          SOLE                      4,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
POWERWAVE
  TECHNOLOGIES INC     BOND        739363AB5    5,793   5,500,000   PRN          SOLE                      5,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELE-
  COMMUNICATIONS GROUP BOND        741929AN3    7,284  10,000,000   PRN          SOLE                     10,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
QLT INC                BOND        746927AB8   13,210  11,000,000   PRN          SOLE                     11,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC     BOND        75952BAD7   23,061  14,000,000   PRN          SOLE                     14,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
SEROLOGICALS CORP      BOND        817523AB9    5,066   3,000,000   PRN          SOLE                      3,000,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS INC     BOND        858119AD2   44,560  19,500,000   PRN          SOLE                     19,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL
  GROUP SA             BOND        902118BF4   67,567  42,500,000   PRN          SOLE                     42,500,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
ZENITH NATIONAL
  INS CORP             BOND        989390AH2   37,019  18,000,000   PRN          SOLE                     18,000,000   0       0
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ALLIANCE GAMING CORP   OPTION      01859P959    2,762       2,000    SH   PUT    SOLE                          2,000   0       0
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ALLIANCE GAMING CORP   OPTION      01859P909    4,834       3,500    SH   CALL   SOLE                          3,500   0       0
-----------------------------------------------------------------------------------------------------------------------------------
ARRIS GROUP            OPTION      04269Q900      973       1,383    SH   CALL   SOLE                          1,383   0       0
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLINES   OPTION      210795908      838         619    SH   CALL   SOLE                            619   0       0
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIRLINES         OPTION      247361958      150         200    SH   PUT    SOLE                            200   0       0
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL
  COMMUNICATIONS INC   OPTION      65332V953    1,200         400    SH   PUT    SOLE                            400   0       0
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BEEZER HOMES INC       EQUITY      07556Q105      292       2,000    SH          SOLE                          2,000   0       0
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FREESCALE
  SEMICONDUCTOR INC    EQUITY      35687M107      303      17,000    SH          SOLE                         17,000   0       0
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NEXTEL
  COMMUNICATIONS INC   EQUITY      65332V103    1,200      40,000    SH          SOLE                         40,000   0       0
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GLOBAL CROSSING LTD    EQUITY      G3921A175      445      24,503    SH          SOLE                         24,503   0       0
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EMBRATEL               SPONSORED
  PARTICIPACOES S A    ADR         29081N209    2,209     210,000    SH          SOLE                        210,000   0       0
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NEWALLIANCE
  BANCSHARES INC       EQUITY      650203102    3,443     225,000    SH          SOLE                        225,000   0       0
-----------------------------------------------------------------------------------------------------------------------------------
MECHEL STEEL           SPONSORED
  GROUP OAO            ADR         583840103      930      41,600    SH          SOLE                         41,600   0       0
-----------------------------------------------------------------------------------------------------------------------------------
OPEN JT STK C0-VIMPEL  SPONSORED
  COMMUNICATIONS       ADR         68370R109    1,807      50,000    SH          SOLE                         50,000   0       0
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